CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans	$ 21,147	$ 23,405	$ 28,172
Federal funds sold and interest-earning deposits in other banks	204	164	109
Investments	1,552	1,563	2,102
TOTAL INTEREST INCOME	22,903	25,132	30,383
INTEREST EXPENSE
Money market, NOW and savings deposits	425	522	643
Time deposits	4,498	5,678	7,255
Short term debt	40	113	228
Long term debt	295	319	299
TOTAL INTEREST EXPENSE	5,258	6,632	8,425
NET INTEREST INCOME	17,645	18,500	21,958
PROVISION (RECOVERY) FOR LOAN LOSSES	(325)	(2,597)	6,218
NET INTEREST INCOME AFTER PROVISION (RECOVERY) FOR LOAN LOSSES	17,970	21,097	15,740
NON-INTEREST INCOME
Fees from pre-sold mortgages	73	296	183
Service charges on deposit accounts	1,061	1,200	1,475
Gain on branch sale	0	557	0
Other fees and income	1,495	1,545	1,159
TOTAL NON-INTEREST INCOME	2,629	3,598	2,817
NON-INTEREST EXPENSE
Personnel	8,111	8,318	8,842
Occupancy and equipment	1,518	1,346	1,418
Deposit insurance	430	763	910
Professional fees	1,155	1,495	1,861
Information systems	1,309	1,429	1,586
Foreclosure related expenses	388	1,165	1,841
Other	2,944	2,720	2,647
TOTAL NON-INTEREST EXPENSE	15,855	17,236	19,105
INCOME (LOSS) BEFORE INCOME TAX (BENEFIT)	4,744	7,459	(548)
INCOME TAX (BENEFIT)	1,803	2,822	(385)
NET INCOME (LOSS)	$ 2,941	$ 4,637	$ (163)
NET INCOME (LOSS) PER COMMON SHARE
Basic (in dollars per share)	$ 0.43	$ 0.67	$ (0.02)
Diluted (in dollars per share)	$ 0.43	$ 0.67	$ (0.02)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	6,918,814	6,898,147	6,887,168
Diluted (in shares)	6,919,760	6,898,377	6,887,168